[Letterhead of Dechert LLP]

October 9, 2008

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS Money Series (the “Registrant”)
File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectus and Statement of Additional Information (“SAI”) that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectus and SAI dated October 6, 2008, as filed electronically via EDGAR with the Commission on October 3, 2008.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212.649.8795.

Sincerely,

/s/ Lisa R. Price

Lisa R. Price